Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Summary of Operating Loss Carryforwards [Table Text Block]

Components of the net operating loss carryforwards as of December 31, 2018
($ in millions)	20-Year Carryforward Expires in 2025-2036	Indefinite Carryforward Period	Total
US Federal	$149	$60	$209
Foreign	—	30	30
Total	$149	$90	$239

Reconciliation of the change in the amount of unrecognized tax benefits

Reconciliation of the change in the amount of unrecognized tax benefits
	For the years ended December 31,
($ in millions)	2018	2017	2016
Balance – beginning of year	$55	$10	$7
Increase for tax positions taken in a prior year	3	34	—
Increase for tax positions taken in the current year	12	11	3
Balance – end of year	$70	$55	$10

Components of the deferred income tax assets and liabilities

Components of the deferred income tax assets and liabilities
	As of December 31,
($ in millions)	2018	2017
Deferred tax assets
Unearned premium reserves	$594	$545
Accrued compensation	145	137
Pension	192	86
Discount on loss reserves	67	53
Net operating loss carryover	50	50
Other assets	57	49
Other postretirement benefits	45	48
Total deferred tax assets	1,150	968
Deferred tax liabilities
DAC	(854)	(770)
Unrealized net capital gains	(2)	(422)
Life and annuity reserves	(194)	(241)
Intangible assets	(145)	(113)
Investments	(278)	(106)
Other liabilities	(102)	(98)
Total deferred tax liabilities	(1,575)	(1,750)
Net deferred tax liability	$(425)	$(782)

Components of income tax expense

Components of income tax expense
	For the years ended December 31,
($ in millions)	2018	2017	2016
Current	$704	$1,018	$654
Deferred	(236)	(23)	188
Total income tax expense	$468	$995	$842

Reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations

Reconciliation of the statutory federal income tax rate to the effective income tax rate
	For the years ended December 31,
	2018	2017	2016
Statutory federal income tax rate on income from operations	21.0%	35.0%	35.0%
Tax Legislation benefit	(1.1)	(11.2)	—
Share-based payments	(0.6)	(1.4)	—
Tax-exempt income	(0.9)	(0.7)	(1.2)
Tax credits	(1.3)	(1.3)	(1.3)
Non-deductible goodwill impairment	—	1.0	—
Other	0.7	0.5	(0.7)
Effective income tax rate on income from operations	17.8%	21.9%	31.8%